UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Debt Fund

March 31, 2013

1.924255.102

SED-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 32.3%
		Principal Amount (d)	Value
Convertible Bonds - 0.7%
Bailiwick of Jersey - 0.7%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		$ 8,300,000	$ 8,300,000
Nonconvertible Bonds - 31.6%
Argentina - 1.5%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		3,581,760	3,313,128
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		3,705,000	1,741,350
Pan American Energy LLC 7.875% 5/7/21 (f)		3,585,000	3,423,675
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		9,360,000	8,236,800
TOTAL ARGENTINA			16,714,953
Brazil - 0.2%
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		3,560,000	2,759,000
British Virgin Islands - 0.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	9,002,000	4,644,110
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		1,725,000	1,677,563
Magnesita Finance Ltd. 8.625% (f)(g)		1,695,000	1,809,413
TOTAL BRITISH VIRGIN ISLANDS			8,131,086
Canada - 0.4%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		3,998,000	4,581,708
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		3,220,000	0
TOTAL CANADA			4,581,708
Cayman Islands - 2.0%
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (h)		540,074	380,752
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		1,575,000	1,752,975
Mongolian Mining Corp. 8.875% 3/29/17 (f)		2,650,000	2,736,125
Odebrecht Finance Ltd. 7.5% (f)(g)		7,950,000	8,466,750
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		3,265,000	3,522,912
6.875% 1/20/40		2,185,000	2,490,900
8.375% 12/10/18		3,055,000	3,812,335
TOTAL CAYMAN ISLANDS			23,162,749
Colombia - 0.1%
Banco de Bogota SA 5.375% 2/19/23 (f)		1,125,000	1,163,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Costa Rica - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		$ 870,000	$ 991,800
Croatia - 0.3%
Agrokor d.d. 8.875% 2/1/20 (f)		1,680,000	1,843,800
Hrvatska Elektroprivreda 6% 11/9/17 (f)		1,025,000	1,055,750
TOTAL CROATIA			2,899,550
El Salvador - 0.3%
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		3,634,000	3,942,890
Georgia - 0.6%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		3,565,000	3,787,813
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		1,615,000	1,687,675
JSC Georgian Railway 7.75% 7/11/22 (f)		1,565,000	1,784,100
TOTAL GEORGIA			7,259,588
Germany - 0.2%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,290,000	2,524,725
Hungary - 0.2%
Magyar Export-Import Bank 5.5% 2/12/18 (f)		1,755,000	1,755,000
Indonesia - 1.2%
PT Adaro Indonesia 7.625% 10/22/19 (f)		1,610,000	1,742,825
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		1,725,000	1,794,000
PT Pertamina Persero:
4.875% 5/3/22 (f)		2,870,000	2,984,800
5.25% 5/23/21 (f)		2,000,000	2,135,000
6% 5/3/42 (f)		2,445,000	2,481,675
6.5% 5/27/41 (f)		3,020,000	3,246,500
TOTAL INDONESIA			14,384,800
Ireland - 1.5%
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	95,000,000	3,054,687
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		2,575,000	2,893,656
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (f)		2,695,000	2,974,472
6.8% 11/22/25 (f)		2,869,000	3,367,345
6.902% 7/9/20 (f)		4,515,000	5,231,756
TOTAL IRELAND			17,521,916
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		$ 1,680,000	$ 1,705,200
Kazakhstan - 0.7%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		1,875,000	1,814,063
KazMunaiGaz Finance Sub BV 7% 5/5/20 (f)		2,385,000	2,838,150
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		2,725,000	2,983,875
TOTAL KAZAKHSTAN			7,636,088
Luxembourg - 2.4%
Alrosa Finance SA 7.75% 11/3/20 (f)		2,250,000	2,623,950
Aquarius Investments Luxemburg 8.25% 2/18/16		3,285,000	3,531,375
Cosan Luxembourg SA 5% 3/14/23 (f)		600,000	603,600
EVRAZ Group SA:
8.25% 11/10/15 (f)		5,275,000	5,828,875
9.5% 4/24/18 (Reg. S)		1,950,000	2,235,188
RSHB Capital SA 6% 6/3/21 (f)(h)		1,005,000	1,042,688
TMK Capital SA 7.75% 1/27/18		4,170,000	4,420,200
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		6,250,000	7,000,000
TOTAL LUXEMBOURG			27,285,876
Mexico - 3.5%
Alestra SA de RL de CV 11.75% 8/11/14		2,530,000	2,820,950
Comision Federal de Electricid 5.75% 2/14/42 (f)		950,000	1,030,750
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		3,989,000	4,028,890
Petroleos Mexicanos:
3.5% 1/30/23 (f)		1,050,000	1,047,375
4.875% 1/24/22		2,305,000	2,547,025
5.5% 1/21/21		2,950,000	3,398,400
5.5% 6/27/44		3,380,000	3,489,850
5.5% 6/27/44 (f)		1,175,000	1,210,250
6% 3/5/20		2,000,000	2,360,000
6.5% 6/2/41		2,415,000	2,843,663
6.625% (f)(g)		9,155,000	9,672,258
8% 5/3/19		1,350,000	1,734,750
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		3,685,000	4,007,438
TOTAL MEXICO			40,191,599
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Multi-National - 0.2%
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		$ 1,500,000	$ 1,575,000
International Bank for Reconstruction & Development 8% 6/20/13	NGN	199,000,000	1,257,635
TOTAL MULTI-NATIONAL			2,832,635
Netherlands - 3.2%
Access Finance BV 7.25% 7/25/17 (f)		1,740,000	1,848,750
HSBK (Europe) BV:
7.25% 5/3/17 (f)		2,775,000	2,979,656
9.25% 10/16/13 (f)		1,620,000	1,670,544
Indo Energy Finance BV 7% 5/7/18 (f)		3,585,000	3,862,838
Indo Energy Finance II BV 6.375% 1/24/23 (f)		1,775,000	1,823,813
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,175,000	1,310,125
JSC Kazkommertsbank BV 8% 11/3/15 (f)		1,885,000	1,875,575
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		1,875,000	1,899,375
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		2,025,000	2,356,695
9.125% 7/2/18 (f)		2,975,000	3,744,930
Listrindo Capital BV 6.95% 2/21/19 (f)		1,530,000	1,683,000
Majapahit Holding BV:
7.75% 1/20/20 (f)		1,650,000	2,021,250
8% 8/7/19 (f)		1,175,000	1,448,188
Metinvest BV 10.25% 5/20/15 (f)		3,100,000	3,286,000
VimpelCom Holdings BV 5.2% 2/13/19 (f)		1,690,000	1,702,675
Zhaikmunai International BV 7.125% 11/13/19 (f)		3,330,000	3,542,288
TOTAL NETHERLANDS			37,055,702
Pakistan - 0.5%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		5,714,000	5,714,000
Paraguay - 0.4%
BBVA Paraguay SA 9.75% 2/11/16 (f)		2,700,000	2,943,000
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		1,620,000	1,749,600
TOTAL PARAGUAY			4,692,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Philippines - 0.4%
Development Bank of Philippines 8.375% (g)(h)		$ 3,065,000	$ 3,356,175
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		1,300,000	1,745,250
TOTAL PHILIPPINES			5,101,425
Russia - 0.7%
MTS International Funding Ltd. 8.625% 6/22/20 (f)		5,950,000	7,548,765
Singapore - 0.1%
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		1,675,000	1,675,000
Turkey - 1.0%
Akbank T.A.S.:
3.875% 10/24/17 (f)		1,710,000	1,737,788
5.125% 7/22/15 (f)		1,725,000	1,807,800
Arcelik A/S 5% 4/3/23 (f)		1,970,000	1,965,075
Finansbank A/S 5.15% 11/1/17 (f)		3,880,000	3,938,200
Turkiye Garanti Bankasi A/S 4% 9/13/17 (f)		1,485,000	1,525,838
TOTAL TURKEY			10,974,701
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,855,000	3,941,738
United Kingdom - 1.0%
Afren PLC 11.5% 2/1/16 (f)		1,950,000	2,310,750
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		4,450,000	4,511,188
DTEK Finance BV 9.5% 4/28/15 (f)		2,000,000	2,105,000
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		550,000	541,063
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		2,150,000	1,929,625
TOTAL UNITED KINGDOM			11,397,626
United States of America - 1.5%
Pemex Project Funding Master Trust:
5.75% 3/1/18		2,455,000	2,817,113
6.625% 6/15/35		6,775,000	8,130,000
Severstal Columbus LLC 10.25% 2/15/18		2,840,000	3,081,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Southern Copper Corp.:
6.75% 4/16/40		$ 1,500,000	$ 1,691,044
7.5% 7/27/35		1,010,000	1,213,360
TOTAL UNITED STATES OF AMERICA			16,932,917
Venezuela - 6.2%
Petroleos de Venezuela SA:
4.9% 10/28/14		10,720,000	10,264,400
5.375% 4/12/27		6,135,000	4,248,488
5.5% 4/12/37		2,930,000	1,963,100
8% 11/17/13		1,730,000	1,735,190
8.5% 11/2/17 (f)		31,600,000	30,652,000
9% 11/17/21 (Reg. S)		4,870,000	4,626,500
9.75% 5/17/35 (f)		6,325,000	5,964,475
12.75% 2/17/22 (f)		11,165,000	12,672,275
TOTAL VENEZUELA			72,126,428
TOTAL NONCONVERTIBLE BONDS			364,605,315
TOTAL CORPORATE BONDS (Cost $348,313,903)			372,905,315
Government Obligations - 61.0%

Argentina - 4.9%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,663,170	2,494,796
7% 9/12/13		30,720,000	30,364,160
7% 10/3/15		14,825,000	12,497,475
City of Buenos Aires 12.5% 4/6/15 (f)		7,235,000	7,017,950
Provincia de Cordoba 12.375% 8/17/17 (f)		5,180,000	3,988,600
TOTAL ARGENTINA			56,362,981
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (f)		1,670,000	1,728,450
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		865,000	921,225
Government Obligations - continued
		Principal Amount (d)	Value
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (f)		$ 2,045,000	$ 2,474,450
Barbados - 0.1%
Barbados Government:
7% 8/4/22 (f)		1,105,000	1,160,250
7.25% 12/15/21 (f)		325,000	347,750
TOTAL BARBADOS			1,508,000
Belarus - 1.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		9,350,000	9,653,875
8.95% 1/26/18		2,715,000	2,891,475
TOTAL BELARUS			12,545,350
Bermuda - 0.1%
Bermuda Government 4.138% 1/3/23 (f)		1,465,000	1,556,563
Bolivia - 0.2%
Plurinational State of Bolivia 4.875% 10/29/22 (f)		2,865,000	2,843,513
Brazil - 2.3%
Brazilian Federative Republic:
5.625% 1/7/41		3,080,000	3,603,600
7.125% 1/20/37		4,570,000	6,340,875
8.25% 1/20/34		3,550,000	5,404,875
10.125% 5/15/27		3,250,000	5,590,000
12.25% 3/6/30		2,815,000	5,475,175
TOTAL BRAZIL			26,414,525
Colombia - 1.6%
Colombian Republic:
6.125% 1/18/41		2,870,000	3,609,025
7.375% 9/18/37		3,500,000	5,022,500
10.375% 1/28/33		4,230,000	7,233,300
11.75% 2/25/20		1,450,000	2,262,000
TOTAL COLOMBIA			18,126,825
Congo - 0.7%
Congo Republic 3% 6/30/29 (e)		8,085,479	7,600,350
Costa Rica - 0.2%
Costa Rican Republic 4.25% 1/26/23 (f)		1,750,000	1,750,000
Croatia - 1.5%
Croatia Republic:
5.5% 4/4/23 (f)		1,690,000	1,681,550
Government Obligations - continued
		Principal Amount (d)	Value
Croatia - continued
Croatia Republic: - continued
6.25% 4/27/17 (f)		$ 5,070,000	$ 5,424,900
6.375% 3/24/21 (f)		3,150,000	3,378,375
6.625% 7/14/20 (f)		3,060,000	3,335,400
6.75% 11/5/19 (f)		3,700,000	4,037,625
TOTAL CROATIA			17,857,850
Dominican Republic - 0.8%
Dominican Republic:
1.3405% 8/30/24 (h)		3,650,000	3,394,500
7.5% 5/6/21 (f)		3,510,000	3,931,200
9.04% 1/23/18 (f)		2,016,542	2,238,362
TOTAL DOMINICAN REPUBLIC			9,564,062
El Salvador - 0.3%
El Salvador Republic:
7.625% 2/1/41 (f)		1,000,000	1,147,500
7.65% 6/15/35 (Reg. S)		1,275,000	1,463,063
8.25% 4/10/32 (Reg. S)		800,000	1,005,840
TOTAL EL SALVADOR			3,616,403
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (f)		1,550,000	1,879,375
Georgia - 0.3%
Georgia Republic:
6.875% 4/12/21 (f)		2,375,000	2,719,375
7.5% 4/15/13		890,000	892,225
TOTAL GEORGIA			3,611,600
Ghana - 0.2%
Ghana Republic 8.5% 10/4/17 (f)		1,750,000	1,990,625
Guatemala - 0.3%
Guatemalan Republic:
4.875% 2/13/28 (f)		1,020,000	1,004,700
5.75% 6/6/22 (f)		1,955,000	2,170,050
TOTAL GUATEMALA			3,174,750
Hungary - 1.6%
Hungarian Republic:
4.125% 2/19/18		1,728,000	1,645,920
Government Obligations - continued
		Principal Amount (d)	Value
Hungary - continued
Hungarian Republic: - continued
4.75% 2/3/15		$ 10,875,000	$ 10,875,000
7.625% 3/29/41		5,350,000	5,457,000
TOTAL HUNGARY			17,977,920
Iceland - 0.3%
Republic of Iceland 5.875% 5/11/22 (f)		3,390,000	3,881,550
Indonesia - 3.6%
Indonesian Republic:
4.875% 5/5/21 (f)		4,590,000	5,026,050
5.25% 1/17/42 (f)		4,395,000	4,680,675
5.875% 3/13/20 (f)		4,675,000	5,405,703
6.625% 2/17/37 (f)		2,950,000	3,635,875
6.875% 1/17/18 (f)		2,300,000	2,714,000
7.75% 1/17/38 (f)		4,230,000	5,892,390
8.5% 10/12/35 (Reg. S)		4,850,000	7,153,750
11.625% 3/4/19 (f)		4,800,000	6,960,000
TOTAL INDONESIA			41,468,443
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		9,550,000	8,749,710
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		1,575,000	1,533,656
Latvia - 0.4%
Latvian Republic:
2.75% 1/12/20 (f)		2,930,000	2,823,934
5.25% 6/16/21 (f)		1,460,000	1,642,500
TOTAL LATVIA			4,466,434
Lebanon - 1.4%
Lebanese Republic:
4% 12/31/17		6,957,500	6,922,712
4.75% 11/2/16		1,680,000	1,675,800
5.15% 11/12/18		1,200,000	1,186,560
5.45% 11/28/19		3,305,000	3,263,688
6.375% 3/9/20		2,570,000	2,663,291
TOTAL LEBANON			15,712,051
Lithuania - 1.0%
Lithuanian Republic:
6.125% 3/9/21 (f)		3,075,000	3,643,875
Government Obligations - continued
		Principal Amount (d)	Value
Lithuania - continued
Lithuanian Republic: - continued
6.625% 2/1/22 (f)		$ 2,745,000	$ 3,369,488
7.375% 2/11/20 (f)		3,650,000	4,594,438
TOTAL LITHUANIA			11,607,801
Mexico - 2.7%
United Mexican States:
4.75% 3/8/44		3,792,000	3,934,200
5.125% 1/15/20		1,092,000	1,277,640
5.75% 10/12/2110		3,254,000	3,571,265
6.05% 1/11/40		7,432,000	9,197,100
6.75% 9/27/34		6,275,000	8,361,438
7.5% 4/8/33		1,800,000	2,578,500
8.3% 8/15/31		1,510,000	2,295,200
TOTAL MEXICO			31,215,343
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (f)		2,055,000	2,090,963
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (f)		2,070,000	2,292,359
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,550,000	3,922,750
Nigeria - 0.7%
Central Bank of Nigeria warrants 11/15/20 (a)(i)		3,750	718,125
Republic of Nigeria:
0% 6/6/13	NGN	74,000,000	456,606
0% 10/10/13	NGN	232,000,000	1,380,587
0% 11/7/13	NGN	311,660,000	1,832,219
6.75% 1/28/21 (f)		1,500,000	1,732,500
12.8% to 12.8% 9/5/13	NGN	277,295,000	1,661,846
TOTAL NIGERIA			7,781,883
Pakistan - 0.6%
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		7,725,000	6,913,875
Panama - 0.1%
Panamanian Republic 8.875% 9/30/27		1,125,000	1,736,438
Government Obligations - continued
		Principal Amount (d)	Value
Paraguay - 0.1%
Republic of Paraguay 4.625% 1/25/23 (f)		$ 1,225,000	$ 1,234,188
Peru - 1.2%
Peruvian Republic:
4% 3/7/27 (e)		3,350,000	3,360,050
5.625% 11/18/50		1,335,000	1,588,650
7.35% 7/21/25		1,200,000	1,692,000
8.75% 11/21/33		4,680,000	7,628,400
TOTAL PERU			14,269,100
Philippines - 1.9%
Philippine Republic:
7.5% 9/25/24		890,000	1,225,975
7.75% 1/14/31		4,660,000	6,745,350
9.5% 2/2/30		4,645,000	7,612,226
10.625% 3/16/25		3,535,000	5,943,396
TOTAL PHILIPPINES			21,526,947
Poland - 0.6%
Polish Government:
3% 3/17/23		1,760,000	1,707,200
6.375% 7/15/19		4,125,000	5,068,594
TOTAL POLAND			6,775,794
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (f)		2,140,000	2,551,950
Romania - 0.6%
Romanian Republic:
4.375% 8/22/23 (f)		2,308,000	2,256,070
6.75% 2/7/22 (f)		4,521,000	5,261,540
TOTAL ROMANIA			7,517,610
Russia - 5.4%
Russian Federation:
4.5% 4/4/22 (f)		2,000,000	2,187,400
5.625% 4/4/42 (f)		4,800,000	5,388,000
7.5% 3/31/30 (Reg. S)		26,343,200	32,599,692
11% 7/24/18 (Reg. S)		2,080,000	2,969,200
12.75% 6/24/28 (Reg. S)		10,200,000	19,507,500
TOTAL RUSSIA			62,651,792
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (f)		660,000	782,100
Government Obligations - continued
		Principal Amount (d)	Value
Serbia - 1.6%
Republic of Serbia:
4.875% 2/25/20 (f)		$ 2,275,000	$ 2,246,563
5.25% 11/21/17 (f)		1,650,000	1,699,500
6.75% 11/1/24 (f)		14,752,000	14,769,702
TOTAL SERBIA			18,715,765
Slovakia - 0.3%
Slovakia Republic 4.375% 5/21/22 (f)		3,115,000	3,301,900
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		995,000	1,034,800
6.25% 10/4/20 (f)		4,630,000	4,936,969
6.25% 7/27/21 (f)		2,170,000	2,316,475
7.4% 1/22/15 (f)		3,675,000	3,918,653
TOTAL SRI LANKA			12,206,897
Turkey - 6.4%
Turkish Republic:
5.125% 3/25/22		2,315,000	2,546,500
5.625% 3/30/21		3,275,000	3,733,500
6% 1/14/41		3,510,000	3,931,200
6.25% 9/26/22		2,725,000	3,246,020
6.75% 4/3/18		4,500,000	5,298,750
6.75% 5/30/40		4,530,000	5,571,900
6.875% 3/17/36		7,270,000	8,942,100
7% 9/26/16		4,150,000	4,772,500
7% 3/11/19		1,770,000	2,137,275
7.25% 3/5/38		4,825,000	6,224,250
7.375% 2/5/25		7,175,000	9,166,063
7.5% 7/14/17		4,550,000	5,425,875
7.5% 11/7/19		4,250,000	5,301,875
8% 2/14/34		1,900,000	2,607,750
11.875% 1/15/30		2,530,000	4,610,925
TOTAL TURKEY			73,516,483
Ukraine - 2.4%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		4,200,000	4,252,500
Ukraine Government:
6.25% 6/17/16 (f)		3,415,000	3,329,625
6.75% 11/14/17 (f)		1,675,000	1,656,073
7.65% 6/11/13 (f)		3,660,000	3,669,150
Government Obligations - continued
		Principal Amount (d)	Value
Ukraine - continued
Ukraine Government: - continued
7.75% 9/23/20 (f)		$ 2,550,000	$ 2,639,250
7.8% 11/28/22 (f)		2,200,000	2,222,000
7.95% 6/4/14 (f)		4,275,000	4,369,136
7.95% 2/23/21 (f)		1,700,000	1,763,750
9.25% 7/24/17 (f)		3,515,000	3,791,631
TOTAL UKRAINE			27,693,115
United Arab Emirates - 0.1%
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,190,000	1,472,625
United States of America - 1.0%
U.S. Treasury Bonds 2.75% 11/15/42		12,878,000	11,962,451
Uruguay - 0.5%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,925,000	5,657,888
Venezuela - 7.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		57,010	1,738,805
6% 12/9/20		2,330,000	1,922,250
7% 3/31/38		2,000,000	1,560,000
8.5% 10/8/14		5,260,000	5,325,750
9% 5/7/23 (Reg. S)		11,075,000	10,565,550
9.25% 9/15/27		7,100,000	6,958,000
9.25% 5/7/28 (Reg. S)		4,415,000	4,205,288
9.375% 1/13/34		3,390,000	3,254,400
10.75% 9/19/13		4,455,000	4,521,825
11.75% 10/21/26 (Reg. S)		6,915,000	7,641,075
11.95% 8/5/31 (Reg. S)		11,185,000	12,555,163
12.75% 8/23/22		13,610,000	15,855,650
13.625% 8/15/18		4,795,000	5,574,188
TOTAL VENEZUELA			81,677,944
Vietnam - 1.1%
Vietnamese Socialist Republic:
1.2599% 3/12/16 (h)		2,290,956	2,084,770
4% 3/12/28 (e)		8,579,583	6,949,462
6.875% 1/15/16 (f)		3,750,000	4,153,125
TOTAL VIETNAM			13,187,357
Government Obligations - continued
		Principal Amount (d)	Value
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (f)		$ 1,635,000	$ 1,622,738
TOTAL GOVERNMENT OBLIGATIONS (Cost $655,962,208)			705,202,717
Common Stocks - 0.0%
Shares
Cayman Islands - 0.0%
Emerald Plantation Holdings Ltd. (a) (Cost $13)	499,568	232,299
Sovereign Loan Participations - 0.6%
	Principal Amount
Indonesia - 0.6%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (h)	$ 4,664,653	4,431,420
1.25% 12/14/19 (h)	2,241,379	2,129,310
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $6,588,594)		6,560,730
Preferred Securities - 0.7%

Brazil - 0.3%
Cosan Overseas Ltd. 8.25% (g)	1,500,000	1,654,118
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	1,695,000	1,817,611
TOTAL BRAZIL		3,471,729
Cayman Islands - 0.4%
CSN Islands XII Corp. 7% (Reg. S) (g)	4,525,000	4,600,622
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	150,000	160,300
TOTAL CAYMAN ISLANDS		4,760,922
TOTAL PREFERRED SECURITIES (Cost $8,051,182)		8,232,651
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $47,160,136)	47,160,136	47,160,136
Cash Equivalents - 0.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $6,048,000)	$ 6,048,103	$ 6,048,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,072,124,036)		1,146,341,848
NET OTHER ASSETS (LIABILITIES) - 0.8%		9,441,901
NET ASSETS - 100%		$ 1,155,783,749
Currency Abbreviations
BRL	-	Brazilian real
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $459,407,418 or 39.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,048,000 due 4/01/13 at 0.15%
Barclays Capital, Inc.	$ 947,822
Citibank NA	2,653,902
Merrill Lynch, Pierce, Fenner & Smith, Inc.	664,370
UBS Securities LLC	1,781,906
$ 6,048,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,428
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 232,299	$ -	$ -	$ 232,299
Corporate Bonds	372,905,315	-	372,905,315	-
Government Obligations	705,202,717	-	701,124,542	4,078,175
Sovereign Loan Participations	6,560,730	-	-	6,560,730
Preferred Securities	8,232,651	-	8,232,651	-
Money Market Funds	47,160,136	47,160,136	-	-
Cash Equivalents	6,048,000	-	6,048,000	-
Total Investments in Securities:	$ 1,146,341,848	$ 47,160,136	$ 1,088,310,508	$ 10,871,204
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $1,065,185,079. Net unrealized appreciation aggregated $81,156,769, of which $90,459,281 related to appreciated investment securities and $9,302,512 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013